Business Combinations (Tables)	12 Months Ended
Jun. 30, 2021
Business Acquisition Pro Forma Information	The unaudited pro forma financial information presented below is for informational purposes only, and is subject to a number of estimates, assumptions and other uncertainties.

	June 30,
(in thousands)	2021	2020
	Unaudited	Unaudited
Total pro forma revenues	$233,215	$207,522
Pro forma net income (loss)	$11,488	$(7,617)

Sommelier
Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired
The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Sommelier
Sources of financing
Cash	$8,000
Contingent consideration	4,000

Fair value of consideration	12,000
Assets acquired
Customer relationships	1,500
Sommelier relationships	1,000
Trademark	600
Accrued liabilities	(92)

Total net assets acquired	3,008

Goodwill	$8,992

Kunde Vineyards and Winery
Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired
The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Kunde Vineyards and Winery
Sources of financing
Cash	$21,464
Note payable to sellers	11,668
Stock	25,831

Fair value of consideration	58,963
Pre-existing relationship, net liability to Kunde	(5,900)

Fair value of consideration	53,063
Assets acquired
Accounts receivable, prepaid expenses and other current assets	858
Inventories	20,300
Land and vineyards	3,351
Buildings	15,524
Winery equipment	5,976
Trademarks	3,500
Customer relationships	3,300
Winery use permit	1,250
Current liabilities	(4,562)
Deferred tax liability	(10,214)

Total net assets acquired	39,283

Goodwill	$13,780

Owen Roe Vineyards and Winery
Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired
The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Owen Roe Vineyards and Winery
Sources of financing
Cash	$15,131
Contingent consideration	1,000

Fair value of consideration	16,131
Assets acquired
Land	1,845
Vineyards	1,465
Buildings	2,852
Winery equipment	2,250
Inventories	7,189
Library wines contracts	200
Trademarks	320

Total assets acquired	16,121

Goodwill	$10